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                            CASH ACCUMULATION TRUST
                             100 MULBERRY STREET
                       GATEWAY CENTER THREE, 4TH FLOOR
                        NEWARK, NEW JERSEY 07102-4077



                                                November 30, 2001



Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

    RE: Cash Accumulation Trust (the Fund)
        Registration Nos. 2-91889 and 811-4060
        --------------------------------------

Dear Sir or Madam:

    Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the prospectus and statement of additional information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A, which was electronically filed with the Commission on November 28, 2001.

    If you have any questions concerning this filing, please contact Jonathan
D. Shain at (973) 802-6469.

                                       Very truly yours,


                                       /s/ Jonathan D. Shain
                                       ---------------------
                                       Jonathan D. Shain
                                       Secretary